Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
We adopted ASU 2023-09: Income Taxes (Topic 740) - Improvements to Income Tax Disclosures on the effective date of
January 1, 2025 and applied the amendments on a prospective basis. Accordingly, the expanded tables below for the reconciliation of the effective tax rate and cash paid for income taxes is for the 2025 year only. The information for the
2024 and 2023 years is included as previously disclosed.
Income before income tax expense for the years ended December 31, 2025, 2024 and 2023 consisted of:

(in thousands)	2025	2024	2023

Pretax (loss) income in the Netherlands	($731)	$20,624	$63,676
Pretax income from foreign operations	490,996	100,523	366,133
Total income before income tax expense	$490,265	$121,147	$429,809
Income tax expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands)	2025	2024	2023

Current:
The Netherlands	$1,750	$14,347	$11,393
Foreign	83,702	46,250	66,382
	85,452	60,597	77,775
Deferred:
The Netherlands	342	9,137	(5,535)
Foreign	(20,409)	(32,178)	16,266
	(20,067)	(23,041)	10,731
Total income tax expense	$65,385	$37,556	$88,506
The Netherlands' statutory income tax rate, the income tax rate of our country of domicile, was 25.8% for the years ended
December 31, 2025, 2024 and 2023. Income from foreign subsidiaries is generally taxed at the statutory income tax rates applicable in the respective countries of domicile.
The principal items comprising the differences between income taxes computed at the Netherlands' statutory tax rate and our effective tax rate for the year ended December 31, 2025 are as follows:

		2025
(in thousands)	Amount	Percent

The Netherlands' income tax at statutory rate	$126,488	25.8%
State and local income taxes, net of national income tax effect(1)	—	—

		2025
(in thousands)	Amount	Percent

Foreign tax effects
United States
Statutory tax rate difference between United States and Netherlands	(11,146)	(2.3)
Worthless stock deduction(2)	(29,003)	(5.9)
Nontaxable or nondeductible items	(1,916)	(0.4)
Other	(730)	(0.1)
Germany
Statutory tax rate difference between Germany and the Netherlands	(1,150)	(0.2)
Trade tax benefit	(12,760)	(2.6)
Change in tax rates	(4,339)	(0.9)
Nontaxable or nondeductible items	1,527	0.3
Other	(1,115)	(0.2)
Poland
Statutory tax rate difference between Poland and the Netherlands	(4,118)	(0.8)
Nontaxable or nondeductible items	(11,441)	(2.3)
Pillar Two	7,744	1.6
Other	(416)	(0.1)
United Arab Emirates
Statutory tax rate difference between UAE and the Netherlands	(15,752)	(3.2)
Other foreign jurisdictions	618	0.1
Effect of changes in tax laws or rates enacted in the current period	—	0.0
Effect of cross-border tax laws	—	0.0
Tax credits	—	0.0
Changes in valuation allowances	(3,464)	(0.7)

		2025
(in thousands)	Amount	Percent

Nontaxable or nondeductible items
Nondeductible expenses	1,668	0.3%
Withholding tax	3,624	0.7
Changes in unrecognized tax benefits	21,717	4.4
Other adjustments	(652)	(0.1)
Effective tax	$65,385	13.3%
(1)The Netherlands has no municipal taxes.
(2)During the third quarter of 2025, the Company recognized a worthless stock deduction under Internal Revenue Code Section 165(g)(3) upon liquidation of the U.S. subsidiary, NeuMoDx Molecular, Inc.
The principal items comprising the differences between income taxes computed at the Netherlands' statutory income tax rate and our effective tax rate for the years ended December 31, 2024 and 2023, prior to the adoption of ASU 2023-09, are as follows:

	2024	2023

The Netherlands' statutory income tax rate	25.8%	25.8%
Taxation of foreign operations, net(1)	(13.5)	(7.6)
Unrecognized tax benefits(2)	15.9	3.1
Share-based compensation	2.8	(0.3)
Prior year taxes	1.2	0.3
Government incentives(3)	(2.8)	(1.0)
Changes in tax laws and rates	(0.2)	0.2
Tax impact from nondeductible items	1.2	1.3
Valuation allowance	(0.8)	(1.8)
Other items, net	1.4	0.6
Effective tax rate	31.0%	20.6%
(1)Our effective tax rate reflects our global operations where certain income or loss is taxed at rates higher or lower than the Netherlands’ statutory income tax rate as well as the benefit of some income being partially exempt from income taxes. These foreign tax benefits are due to a combination of favorable tax laws, regulations and exemptions in certain jurisdictions. Partial tax exemptions exist on foreign income primarily derived from operations in Germany. Further, we have intercompany financing arrangements in which the intercompany income is subject to lower statutory income tax rates. The Organization for Economic Co-operation and Development (OECD) has implemented a global minimum corporate tax of 15% for companies with global revenues and profits above certain thresholds (referred to as Pillar Two) effective January 1, 2024. The Netherlands formally enacted the Pillar Two legislation into domestic law. We recorded $11.5 million top-up tax in relation to our operations in Dubai (United Arab
Emirates) and Poland in 2024.
(2)Unrecognized tax benefits include the impact from reassessment of accruals for tax contingencies, primarily related to ongoing taxing authority examinations.
(3)Government incentives include tax credits in the U.S. relating to research and development expense.
We conduct business globally and, as a result, file numerous consolidated and separate income tax returns in the
Netherlands, Germany and the U.S. federal jurisdiction, as well as in various other state and foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities throughout various jurisdictions. Tax years in the Netherlands are potentially open back to 2013 for income tax examinations by the Netherlands taxing authority.
The German group is open to examination for the tax years starting in 2017 and in 2022, the German taxing authority commenced an examination covering the 2017 to 2019 tax years. The U.S. consolidated group is subject to federal and most state income tax examinations by taxing authorities beginning with the year ended December 31, 2022 through the current period. In late 2023, the U.S. Internal Revenue Service commenced a U.S. federal income tax examination for the periods 2014 to 2020. The examination was triggered by our 5-year net operating loss carryback under the CARES Act.
Our other subsidiaries, with few exceptions, are no longer subject to income tax examinations by taxing authorities for years before 2021.
Changes in the amount of unrecognized tax benefits for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands)	2025	2024	2023

Balance at beginning of year	$108,927	$95,558	$79,283
Additions based on tax positions related to the current year	8,990	9,447	9,632
Additions for tax positions of prior years	21,022	10,402	7,839
Decrease for tax position of prior years	(8,834)	(271)	(3,832)
Decrease related to settlements	—	(439)	(119)
Increase (decrease) from currency translation	13,481	(5,770)	2,755
Balance at end of year	$143,586	$108,927	$95,558
At December 31, 2025 and 2024, our net unrecognized tax benefits totaled approximately $143.6 million and
$108.9 million, respectively, which, if recognized, would favorably affect our effective tax rate in any future period.
However, various events could cause our current expectations to change in the future. The above unrecognized tax benefits, if ever recognized in the financial statements, would be recorded in the statements of income as part of income tax expense.
Our policy is to recognize interest accrued related to income taxes in interest expense and penalties within income tax expense. For the years ending December 31, 2025, 2024 and 2023, we recognized expense for interest and penalties of
$2.0 million, $0.8 million and income of $0.4 million, respectively. At December 31, 2025 and 2024, we have accrued interest and penalties of $5.9 million and $3.9 million, respectively, which are not included in the table above.
At December 31, 2025 and 2024, in the consolidated balance sheets, we have recorded deferred tax assets of
$69.0 million and $70.1 million, respectively, in other long-term assets and deferred tax liabilities of $26.6 million and
$22.7 million, respectively, in other long-term liabilities. The components of the net deferred tax assets at December 31,
2025 and 2024 are as follows:

(in thousands)	2025	2024

Deferred tax assets:
Net operating loss and tax credit carryforwards	$76,802	$33,875
Intangible assets	42,091	47,409
Accrued and other liabilities	24,582	27,746
Share-based compensation	13,091	15,899
Other	22,070	19,349
Total deferred tax assets before valuation allowance	178,636	144,278
Valuation allowance	(8,364)	(10,894)
Total deferred tax assets, after valuation allowance	$170,272	$133,384

Deferred tax liabilities:
Intangible assets	($44,451)	($41,386)
Property, plant and equipment	(75,390)	(38,900)
Other	(8,010)	(5,726)
Total deferred tax liabilities	($127,851)	($86,012)

Deferred tax assets, net	$42,421	$47,372
Before considering the impact of unrecognized tax benefits, at December 31, 2025, we had $558.3 million in total net operating loss (NOL) carryforwards which included $401.7 million for Germany, $59.4 million for the U.S., $20.9 million for the U.K., $19.0 million for the Netherlands and $57.3 million for other foreign jurisdictions. The NOL carryforwards in the U.S., Germany, the Netherlands and the U.K. carryforward indefinitely. The entire NOL carryforward in the U.S. is subject to limitations under Section 382 of the U.S. Internal Revenue Code which limits the amount that can be used each year. NOL carryforwards of $24.7 million in other foreign jurisdictions expire between 2026 and 2030 while the remainder can be carried forward indefinitely. At December 31, 2025, tax credits total $7.2 million and expire between
2034 and 2044.
As of December 31, 2025, the valuation allowance principally relates to net operating loss carryforwards. A deferred tax asset can only be recognized to the extent it is "more likely than not" that the assets will be realized. Judgments around realizability depend on the availability and weight of both positive and negative evidence.
The changes in the valuation allowance for the years ended December 31, 2025, 2024 and 2023 were as follows:

(in thousands)	2025	2024	2023

Balance at beginning of year	($10,894)	($13,214)	($21,265)
Additions charged to income tax expense	(1,380)	(405)	(2,015)
Deductions charged to income tax expense	4,844	1,383	9,719
Currency translation	(934)	1,342	347
Balance at end of year	($8,364)	($10,894)	($13,214)
As of December 31, 2025, a deferred tax liability has not been recognized for residual income taxes in the Netherlands on the undistributed earnings of the majority of our foreign subsidiaries as these earnings are considered to be either indefinitely reinvested or can be repatriated tax free under the Dutch participation exemption. Estimating the amount of the unrecognized deferred tax liability on indefinitely reinvested foreign earnings is not practicable. Should the earnings be remitted as dividends, we may be subject to taxes including withholding tax. We have $15.0 million of undistributed earnings that we do not consider indefinitely reinvested and have recorded a deferred tax liability of $0.7 million for both
December 31, 2025 and 2024.
Income Taxes Paid
The following table details the amount and jurisdictions of tax payments (refunds), net of refunds, received for the year ended December 31, 2025. For the years ended December 31, 2024 and 2023, income taxes paid totaled $15.7 million and $82.4 million, respectively.

(in thousands)	2025

The Netherlands	$5,660
Foreign:
United States	6,308
Germany	(6,272)
Spain	(1,975)
United Kingdom	(4,198)
Switzerland	4,895
France	2,533
Turkey	2,079
Italy	1,507
Sweden	1,467
Other jurisdictions	5,261
Total foreign income taxes paid	11,605

Total income taxes paid	$17,266